ProFund VP Asia 30 Investment Strategy - ProFund VP Asia 30	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index.The Index, created by ProFund Advisors, is designed to measure the performance of companies domiciled in the Asia/Pacific region (excluding Japan) and traded on U.S. exchanges. Companies may include those domiciled in Australia, New Zealand, Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand, India, and China. The Index selects 30 companies based on liquidity and then weights them based on market capitalization. The selected companies are listed in an appendix to the Statement of Additional Information. The Index’s composition and assigned weights are reevaluated annually. The Index is constructed and maintained by ProFund Advisors.Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the securities listed below.●Equity Securities — Common stock issued by public companies.●Depositary Receipts — The Fund may invest in depositary receipts, which principally include:○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies.○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.ProFund Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.The Index is created and sponsored by ProFund Advisors and is licensed for use by ProFunds.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.